Share-based payments (Details)		6 Months Ended		12 Months Ended
	Jul. 01, 2024 shares d $ / shares	Jun. 30, 2025 USD ($) shares $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of fully diluted share capital		10.00%
Price per share (in dollars per share) | $ / shares		$ 4.12
Number of trading days | d	20
Expected lives		5 years
Share based payments expense | $		$ 0	$ 32,457
Lifezone Metals
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additional ordinary shares (in shares)		26,797,052
Earnout Trigger Event 1 | Lifezone Metals
Disclosure of terms and conditions of share-based payment arrangement [line items]
Earnout share price (in dollars per share) | $ / shares		$ 14.00
Earnout Trigger Event 2 | Lifezone Metals
Disclosure of terms and conditions of share-based payment arrangement [line items]
Earnout share price (in dollars per share) | $ / shares		$ 16.00
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	2,600,000			2,605,405
Number of shares, right to receive (in shares)	1
RSUs vested (in shares)	933,333			938,738
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		1,666,667		1,666,667	0
Award vesting period	5 years
Risk-free interest rate		4.30%
Dividend yields		0.00%
Expected volatility		65.00%
Restricted stock units | Lifezone Metals
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		5,405
Restricted stock units | Earnout Trigger Event 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price per share (in dollars per share) | $ / shares	$ 14.50
Restricted stock units | Earnout Trigger Event 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price per share (in dollars per share) | $ / shares	$ 16.00